Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 740	$ 804
Less unrecognized tax benefit	(235)	(195)
Tax loss carryforwards net of unrecognized tax benefit	505	609
Inventory valuation	35	29
Impairment and restructuring charges	16	20
Fixed asset depreciation in arrears	32	34
Increased depreciation incentives	118
Capitalized development costs	101	91
Receivables for government funding	6	7
Tax credits granted on past capital investments	1,160	1,165
Pension service costs	65	68
Stock awards	5
Commercial accruals	11	19
Other temporary differences	99	92
Total deferred tax assets	2,153	2,134
Valuation allowances	(1,502)	(1,577)
Deferred tax assets, net	651	557
Accelerated fixed asset depreciation	(13)	(10)
Acquired intangible assets	(10)	(8)
Advances of government funding	(9)	(16)
Other temporary differences	(6)
Deferred tax liabilities	(38)	(34)
Net deferred income tax asset	$ 613	$ 523